Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent events

Reverse stock split

On October 2, 2020, the Company’s board of directors and stockholders approved a 1-for-7.8170 reverse stock split. Effective on October 2, 2020, the Company’s issued and outstanding shares of common stock were impacted by the reverse stock split. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment in lieu of receiving fractional shares. All share and per share data in the condensed consolidated financial statements and notes thereto have been retrospectively revised to reflect the reverse stock split. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the appropriate securities agreements. The respective conversion prices related to shares of common stock reserved for issuance upon the conversion of the Company’s Redeemable Convertible Preferred Stock were proportionately increased.

Initial public offering

On October 16, 2020, the Company completed its IPO, pursuant to which it issued and sold 5,500,000 shares of its common stock at a public offering price of $15.00 per share, resulting in net proceeds of $74.4 million, after deducting underwriting discounts and commissions and other offering expenses. Upon the closing of the IPO, all of the 73,987,407 outstanding shares of the Company’s Redeemable Convertible Preferred Stock automatically converted into 10,065,629 shares of common stock (including additional shares issued to holders of Series B Preferred Stock and Series C Preferred Stock, pursuant to the anti-dilution protective provisions of the Redeemable Convertible Preferred Stock). Upon completion of the offering on October 16, 2020, the Company’s authorized capital stock consists of 150,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share, all of which shares of preferred stock are undesignated.

2020 Stock Option and Incentive Plan

The 2020 Stock Option and Incentive Plan (the 2020 Plan), was adopted by the board of directors in October 2020, approved by the Company’s stockholders in October 2020 and became effective as of October 12, 2020. The 2020 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock units, and other stock-based awards. The number of shares of the Company’s common stock reserved for issuance under the 2020 Plan is 1,043,402 shares; plus the shares of common stock remaining available for issuance under the 2015 Plan as of October 12, 2020 of 274,057 shares. The number of shares reserved shall be annually increased on the first day of each calendar year beginning on January 1, 2021 and ending on and including January 1, 2030, equal to the lesser of 5% of the number of shares of common stock outstanding on the final day of the immediately preceding calendar year or such lesser number of shares determined by the compensation committee. Our compensation committee resolved to permit the number of authorized shares to automatically increase on January 1, 2021 by 5% of the number of shares of our common stock outstanding on December 31, 2020.

The shares of the Company’s common stock subject to outstanding awards under the 2015 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be added back to the shares of common stock available for issuance under the 2020 Plan.

2015 stock option and grant plan

Our 2015 Plan was approved by our board of directors and our stockholders on November 12, 2015 and was most recently amended in March 2020. Under our 2015 Plan, we have reserved for issuance an aggregate of 4,413,455 shares of our common stock, which number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, recapitalization, combination of shares, reclassification of shares, spin-off or other similar change in capitalization or event.

The shares we issue under our 2015 Plan are authorized but unissued shares or shares we reacquire. The shares of common stock underlying any awards that are forfeited, cancelled, reacquired by us prior to vesting, satisfied without the issuance of common stock or otherwise terminated (other than by exercise) under our 2015 Plan are currently added to the shares of common stock available for issuance under our 2015 Plan. As of the effective date of our 2020 Plan, such shares will be added to the shares available under our 2020 Plan.

Our compensation committee has acted as administrator of our 2015 Plan. The administrator has full power to select, from among the individuals eligible for awards, the individuals to whom awards will be granted, and to determine the specific terms and conditions of each award, subject to the provisions of our 2015 Plan. Persons eligible to participate in our 2015 Plan are our full or part-time officers, employees, directors, consultants and other key persons as selected from time to time by the administrator in its discretion.

Our 2015 Plan permits the granting of (1) options to purchase common stock intended to qualify as incentive stock options under Section 422 of the Code and (2) options that do not so qualify. The option exercise price of each option is determined by the administrator but may not be less than 100% of the fair market value of the common stock on the date of grant. The term of each option is fixed by the administrator and may not exceed ten years from the date of grant. The administrator determines at what time or times each option may be exercised. In addition, our 2015 Plan permits the granting of restricted shares of common stock, restricted stock units and unrestricted stock.

Our 2015 Plan provides that upon the occurrence of a “sale event,” as defined in our 2015 Plan, all outstanding stock options will terminate at the effective time of such sale event, unless the parties to the sale event agree that such awards will be assumed or continued by the successor entity. In the event of a termination of our 2015 Plan and all options issued thereunder in connection with a sale event, optionees will be provided an opportunity to exercise options that are then exercisable or will become exercisable as of the effective time of the sale event prior to the consummation of the sale event. In addition, we have the right to provide for cash payment to holders of options, in exchange for the cancellation thereof, in an amount equal to the difference between the value of the consideration payable per share of common stock in the sale event and the per share exercise price of such options, multiplied by the number of shares subject to such option to the extent then vested and exercisable. In the event of and subject to the consummation of a sale event, unvested restricted stock and restricted stock units (other than those becoming vested as a result of the sale event) will be forfeited immediately prior to the effective time of a sale event unless such awards are assumed or continued by the successor entity. In the event that shares of restricted stock are forfeited in connection with a sale event, such shares of restricted stock shall be repurchased at a price per share equal to the lower of the original per share purchase price and the fair market value of such shares. We have the right to provide for cash payment to holders of restricted stock or restricted stock units, in exchange for the cancellation thereof, in an amount per share equal to the value of the consideration payable per share of common stock in the sale event.

No awards may be granted under our 2015 Plan after the date that is ten years from the date our 2015 Plan was adopted by the board of directors. Our board of directors has determined not to make any further awards under our 2015 Plan following the effective date of our 2020 Plan.

2020 Employee Stock Purchase Plan

The Company’s 2020 Employee Stock Purchase Plan, (the ESPP) was adopted by our board of directors in October 2020, approved by the Company’s stockholders in October 2020 and became effective October 12, 2020. The ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 208,680 shares of the Company’s common stock. The number of shares of common stock reserved for issuance under the ESPP will automatically increase on each January 1, beginning on January 1, 2021 and ending on January 1, 2030, by the lesser of (i) 834,720 shares of common stock, (ii) 0.5% of the outstanding shares of common stock on the immediately preceding December 31 or (iii) such lesser number of shares as determined by the administrator of the ESPP.

21. Subsequent events

(a) Term Loan Facility

On July 24, 2020, the Company drew down $15.0 million under the first tranche of the Term Loan Facility with Hercules comprising the remaining available funds under the first tranche. Upon receipt of the funds, the Company’s total indebtedness under the Term Loan Facility was $25.0 million.

(b) Kayla License Agreement (unaudited)

On September 30, 2020, the Company dosed its first patient in a Phase 1/2 clinical trial of a licensed product covered by the intellectual property that is subject to the license conveyed under the Kayla License Agreement. Therefore, the Company’s obligation to make a nonrefundable milestone payment to Kayla comprised of $15.0 million in cash and $5.3 million in common stock, with the price per share in common stock valued as set forth in the Kayla License Agreement, was triggered.

(c) Reverse Stock Split

On October 2, 2020, the Company’s board of directors and stockholders approved a 1-for-7.8170 reverse stock split. Effective on October 2, 2020, the Company’s issued and outstanding shares of common stock were impacted by the reverse stock split. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment in lieu of receiving fractional shares. All share and per share data in the consolidated financial statements and notes thereto have been retrospectively revised to reflect the reverse stock split. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the appropriate securities agreements. The respective conversion prices related to shares of common stock reserved for issuance upon the conversion of the Company’s Redeemable Convertible Preferred Stock were proportionately increased.